Investment Strategy	May 14, 2026
Virtus Zevenbergen Innovative Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. innovative growth companies and other U.S.-traded equity securities of innovative growth companies. As of the date of this prospectus, the Fund’s subadviser, Zevenbergen Capital Investments LLC (“ZCI”), considers innovative growth companies to be those companies that have higher-than-average revenue, earnings or cash flow growth potential, which may be attributable to their proprietary technology, novel business models, product differentiation, unique distribution advantages or other differentiating factors that ZCI believes create durable competitive advantages. This will typically be achieved through a moderately concentrated portfolio of 30–50 holdings at a time.

ZCI applies a research intensive, bottom-up stock selection process (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles). The Fund’s portfolio generally will contain 30-50 stocks of any market capitalization across several sectors. The Fund may invest in initial public offerings (“IPOs”) and other equities new to the public markets, including direct listings by organizations, as a method of initial access to public markets.

The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depositary Receipts (“ADRs”). In determining whether an issuer is foreign, ZCI will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances as determined by ZCI.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Predecessor Fund focused its investments in the Consumer Discretionary and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. innovative growth companies and other U.S.-traded equity securities of innovative growth companies.
Virtus Zevenbergen Discovery Growth ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. discovery growth companies and other U.S.-traded equity securities of discovery growth companies. As of the date of this prospectus, the Fund’s subadviser, Zevenbergen Capital Investments LLC (“ZCI”), considers discovery growth companies to be those companies that have higher-than-average revenue growth potential and are typically in earlier or more dynamic stages of their growth lifecycle, which may be attributable to the development and application of novel technologies to products, services or business operations, participation in industries undergoing significant technological transformation or other differentiating factors. This will typically be achieved through a concentrated portfolio of 20–40 holdings at a time.

ZCI applies a research intensive, bottom-up stock selection process (i.e., greater emphasis on company specific performance rather than macroeconomic events and market cycles). The Fund’s portfolio generally will contain 20-40 stocks of any market capitalization. The Fund may also invest in initial public offerings (“IPOs”) and other equities new to the public market, including direct listings by organizations, as a method of initial access to public markets.

The Fund may invest up to 100% of its assets in equity securities, including common stocks, of foreign companies trading on U.S. exchanges (denominated in USD) which may include American Depository Receipts (“ADRs”). In determining whether an issuer is foreign, ZCI will consider various factors including the location(s) of the issuer’s headquarters, legal organization, principal trading market and/or concentration of revenues. The weight given to each of these factors will vary depending upon the circumstances and as determined by ZCI.

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund can. In addition, the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors. As of March 31, 2026, the Predecessor Fund focused its investments in the Consumer Discretionary and Information Technology sectors.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of U.S. discovery growth companies and other U.S.-traded equity securities of discovery growth companies.